Long-term borrowings and debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Due in:
2015	$ 236,372
2016	288,455
2017	650,510
2018	135,917
2019	30,000
2024	64,265
Long-Term Debt	$ 1,405,519	$ 1,153,871